Financial Instruments - Summary of Significant Exchange Rates Applied (Detail) - $ / ₨	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Foreign Exchange Rates [Abstract]
Average exchange rate per unit	0.0144	0.0155
Reporting date rate per unit	0.0144	0.0154